Summary of Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	12 Months Ended
Dec. 31, 2021
Policies
Cash and Cash Equivalents, Policy	(d)Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.